Acquisition Activity (Tables)	12 Months Ended
Dec. 31, 2016
Florida Bank Group, Inc.
Business Acquisition
Schedule of Business Acquisitions
Acquisition of Florida Bank Group, Inc.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	752,493	$47,497
Total equity consideration		47,497
Non-Equity consideration
Cash		42,988
Total consideration paid		90,485
Fair value of net assets assumed including identifiable intangible assets		73,043
Goodwill		$17,442

Schedule of Assets Acquired and Liabilities Assumed

(Dollars in thousands)	As Acquired	Fair Value Adjustments		As recorded by the Company
Assets
Cash and cash equivalents	$72,982	$—		$72,982
Investment securities	107,236	136	(1)	107,372
Loans	312,902	(5,371)	(2)	307,531
Other real estate owned	498	(75)	(3)	423
Core deposit intangible	—	4,489	(4)	4,489
Deferred tax asset, net	18,151	8,569	(5)	26,720
Other assets	29,817	(8,949)	(6)	20,868
Total Assets	$541,586	$(1,201)		$540,385
Liabilities
Interest-bearing deposits	$282,417	$263	(7)	$282,680
Non-interest-bearing deposits	109,548	—		109,548
Borrowings	60,000	8,598	(8)	68,598
Other liabilities	1,898	4,618	(9)	6,516
Total Liabilities	$453,863	$13,479		$467,342
Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Florida Bank Group’s investments to their estimated fair value on the date of acquisition.

(2)
The amount represents the adjustment of the book value of Florida Bank Group's loans to their estimated fair values based on acquisition date interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(3)	The adjustment represents the adjustment of Florida Bank Group's OREO to its estimated fair value less costs to sell on the date of acquisition.

(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(5)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Florida Bank Group acquired assets and assumed liabilities.

(6)
The amount represents the adjustment of the book value of Florida Bank Group’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.

(7)	The amount represents the adjustment of the book value of Florida Bank Group's time deposits to their estimated fair values at the date of acquisition.

(8)
The amount represents the adjustment of the book value of Florida Bank Group’s borrowings to their estimated fair value based on acquisition date interest rates and the credit characteristics inherent in the liability.

(9)	The amount is necessary to record Florida Bank Group's rent liability at fair value.

Old Florida Bancshares, Inc.
Business Acquisition
Schedule of Business Acquisitions
Acquisition of Old Florida Bancshares, Inc.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	3,839,554	$242,007
Total equity consideration		242,007
Non-Equity consideration
Cash		11,145
Total consideration paid		253,152
Fair value of net assets assumed including identifiable intangible assets		152,375
Goodwill		$100,777

Schedule of Assets Acquired and Liabilities Assumed

(Dollars in thousands)	As Acquired	Fair Value Adjustments		As recorded by the Company

Assets
Cash and cash equivalents	$360,688	$—		$360,688
Investment securities	67,209	—		67,209
Loans held for sale	5,952	—		5,952
Loans	1,073,773	(10,822)	(1)	1,062,951
Other real estate owned	4,515	1,449	(2)	5,964
Core deposit intangible	—	6,821	(3)	6,821
Deferred tax asset, net	9,490	4,388	(4)	13,878
Other assets	30,549	(7,238)	(5)	23,311
Total Assets	$1,552,176	$(5,402)		$1,546,774
Liabilities
Interest-bearing deposits	$1,048,765	$123	(6)	$1,048,888
Non-interest-bearing deposits	340,869	—		340,869
Borrowings	1,528	—		1,528
Other liabilities	3,038	76	(7)	3,114
Total Liabilities	$1,394,200	$199		$1,394,399
Explanation of certain fair value adjustments:

(1)
The amount represents the adjustment of the book value of Old Florida's loans to their estimated fair values based on acquisition date interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(2)	The adjustment represents the adjustment of Old Florida's OREO to its estimated fair value less costs to sell on the date of acquisition.

(3)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(4)	The amount represents the net deferred tax asset recognized on the fair value adjustment of Old Florida acquired assets and assumed liabilities.

(5)	The amount represents the adjustment of the book value of Old Florida’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.

(6)	The amount represents the adjustment of the book value of Old Florida's time deposits to their estimated fair values on the date of acquisition.

(7)	The adjustment is necessary to record Old Florida's rent liability at fair value.

Georgia Commerce Bancshares Inc.
Business Acquisition
Schedule of Business Acquisitions
Acquisition of Georgia Commerce Bancshares, Inc

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,882,357	$185,249
Total equity consideration		185,249
Non-Equity consideration
Cash		5,015
Total consideration paid		190,264
Fair value of net assets assumed including identifiable intangible assets		103,569
Goodwill		$86,695

Schedule of Assets Acquired and Liabilities Assumed

(Dollars in thousands)	As Acquired	Fair Value Adjustments		As recorded by the Company
Assets
Cash and cash equivalents	$51,059	$—		$51,059
Investment securities	135,710	(807)	(1)	134,903
Loans held for sale	1,249	—		1,249
Loans	807,726	(15,607)	(2)	792,119
Other real estate owned	9,795	(4,207)	(3)	5,588
Core deposit intangible	—	6,720	(4)	6,720
Deferred tax asset, net	3,603	5,452	(5)	9,055
Other assets	28,956	(657)	(6)	28,299
Total Assets	$1,038,098	$(9,106)		$1,028,992
Liabilities
Interest-bearing deposits	658,133	176	(7)	658,309
Non-interest-bearing deposits	249,739	—		249,739
Borrowings	13,204	—		13,204
Other liabilities	4,171	—		4,171
Total Liabilities	$925,247	$176		$925,423

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Georgia Commerce’s investments to their estimated fair value on the date of acquisition.

(2)
The amount represents the adjustment of the book value of Georgia Commerce's loans to their estimated fair value based on acquisition date interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(3)	The adjustment represents the adjustment of Georgia Commerce's OREO to its estimated fair value less costs to sell on the date of acquisition.

(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(5)	The amount represents the net deferred tax asset recognized on the fair value adjustment of Georgia Commerce acquired assets and assumed liabilities.

(6)	The amount represents the adjustment of the book value of Georgia Commerce’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.

(7)	The amount represents the adjustment of the book value of Georgia Commerce's time deposits to their estimated fair values at the date of acquisition.
There were no acquisitions during the year ended December 31, 2016.